Supplemental cash flow information (Statements of detailed information of cash flow) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in non-cash working capital
Accounts receivable	$ 78,562	$ (242,416)
Inventories	(115,679)	38,394
Supplies and prepaid expenses	4,151	8,410
Accounts payable and accrued liabilities	21,400	169,044
Reclamation payments	(34,746)	(38,982)
Other	(5,913)	(346)
Total	$ (52,225)	$ (65,896)